Long-term Debt - Summary of Loss on Extinguishment of Liabilities (Details) - CAD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Apr. 23, 2019	Jun. 30, 2020	Jun. 30, 2020
Loss on extinguishment of liabilities due to April 23, 2019 loan modification
Debt to equity conversion	$ 87,379
Loss (gain) on extinguishments of liabilities		$ 92,374	$ 92,374
Loss on extinguishment of liabilities to suppliers			80
April 23, 2019 Loan Modification
Loss on extinguishment of liabilities due to April 23, 2019 loan modification
Debt to equity conversion			87,379
Expensing of financing fees on loan extinguishment			653
Extinguishment of previous loan			(4,667)
Recognition of modified loan			8,521
Expensing of increase in the fair value of the warrants			408
Loss (gain) on extinguishments of liabilities			$ 92,294